Consolidated statements of profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	€ 328,618	€ 468,487	€ 427,375
Cost of sales	(215,763)	(304,154)	(273,575)
Gross Profit	112,855	164,333	153,800
Other income	7,116	6,524	6,414
Selling expenses	(91,373)	(124,924)	(121,631)
Administrative expenses	(37,607)	(35,474)	(33,302)
Impairment on trade receivables	(33)	(331)	(110)
Other expenses	(457)	(1,678)	(289)
Operating profit/(loss)	(9,499)	8,450	4,882
Finance income	941	868	225
Finance costs	(9,267)	(8,541)	(6,786)
Net exchange rate gains/(losses)	(144)	2,428	1,866
Gain from disposal and loss of control of a subsidiary			5,026
Net finance income/(costs)	(8,470)	(5,245)	331
Share of profit/(loss) of equity-method investees	2,897	356	3,561
Profit/(loss) before tax	(15,072)	3,561	8,774
Income tax expense	(1,090)	(2,273)	(4,389)
Profit/(loss) for the year	(16,162)	1,288	4,385
Profit/(loss) attributable to:
Owners of the Company	(16,069)	(540)	3,585
Non-controlling interests	€ (93)	€ 1,828	€ 800
Profit/(loss) per share
Basic earnings/(loss) per ordinary share	€ (0.29)	€ (0.01)	€ 0.07
Diluted earnings/(loss) per ordinary share	€ (0.29)	€ (0.01)	€ 0.07